RELATED PARTY TRANSACTIONS (Details) - Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities, included within:
Subordinated liabilities		£ 12,586
The Group
Assets, included within:
Financial assets at fair value through profit or loss	£ 1,674	2,284
Derivative financial instruments	8,341	8,494
Total financial assets	579,429	561,068
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Financial liabilities at fair value through profit or loss	6,831	7,702
Derivative financial instruments	8,228	9,831
Debt securities in issue	59,293	76,431
Subordinated liabilities	9,242	12,586	£ 12,745
Total financial liabilities	553,234	535,063
The Group | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854
Derivative financial instruments	690	591
Total financial assets	1,428	2,445
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Financial liabilities at fair value through profit or loss	0	1
Derivative financial instruments	1,424	1,986
Debt securities in issue	12,686	11,181
Subordinated liabilities	4,599	3,663
Total financial liabilities	25,584	21,724
The Bank
Assets, included within:
Financial assets at fair value through profit or loss	1,724	703
Derivative financial instruments	12,595	13,638
Total financial assets	401,987	462,034
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Financial liabilities at fair value through profit or loss	7,907	7,697
Derivative financial instruments	11,072	14,211
Debt securities in issue	48,109	61,509
Subordinated liabilities	7,751	9,909	£ 9,528
Total financial liabilities	390,536	451,154
The Bank | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	530	1,581
Derivative financial instruments	690	591
Total financial assets	1,220	2,172
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	6,666	4,696
Financial liabilities at fair value through profit or loss	1,121	1
Derivative financial instruments	972	1,547
Debt securities in issue	11,551	11,136
Subordinated liabilities	4,745	3,641
Total financial liabilities	£ 25,055	£ 21,021